Financial Instrument - Summary of Year End Trade and Other Receivable (Detail) - Credit risk [member] ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	₨ 239,891	$ 3,162	₨ 195,700
Financial assets neither past due nor impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	158,314	2,087	134,386
Financial assets past due but not impaired [member] | Not later than one month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	21,085	278	6,116
Financial assets past due but not impaired [member] | Later than one month and not later than three months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	3,694	49	2,763
Financial assets past due but not impaired [member] | Later than three months and not later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	3,904	51	8,419
Financial assets past due but not impaired [member] | Later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	₨ 52,894	$ 697	₨ 44,016